Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 26, 2022
Document Effective Date	Jun. 01, 2022
Prospectus Date	Jun. 01, 2022
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Bold Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - BOLD Shares
Prospectus:
Trading Symbol	DBLXX
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Service Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares
Prospectus:
Trading Symbol	DGUXX
Service Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Service Shares
Prospectus:
Trading Symbol	DTNXX
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Prospectus:
Trading Symbol	DTHXX
Wealth Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares
Prospectus:
Trading Symbol	DGQXX
Wealth Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Wealth Shares
Prospectus:
Trading Symbol	DTKXX
Wealth Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares
Prospectus:
Trading Symbol	DTJXX